Other Information (Tables)	6 Months Ended
Jun. 30, 2014
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Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Interest	$4.3	$4.5	$26.0	$26.0
Income taxes (net of refunds)	$1.7	$1.5	$1.7	$2.0